Investments Accounted for Using the Equity Method - Reconciliation of Summarized Financial Information to the Carrying Amount (Detail) - Fintur [member] ₺ in Thousands	Dec. 31, 2015 TRY (₺)
Disclosure of associates [line items]
Net assets of Fintur	₺ 2,049,934
The Group's share	849,697
Goodwill	132,242
Carrying amount	₺ 981,939